Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees [1]	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 27,078,340	$ 0	$ 658,928	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,737,268
Alabama Coal Operations [Member]
Total	$ 27,078,340	$ 0	$ 658,928	$ 0	$ 0	$ 0	$ 0	$ 0	$ 27,737,268

[1]	Represents federal reclamation fees.